Available-for-Sale Securities - Summary of Available-for-Sale Securities By Contractual Maturity (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Net Unrealized Losses	$ (27,400,000)	$ (30,100,000)
12 months or Longer, Net Unrealized Losses	0	$ 0
Tyme Technologies, Inc. and Subsidiaries [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Fair Value	64,021,139
Less than 12 months, Net Unrealized Losses	(381,155)
12 months or Longer, Fair Value	9,080,671
12 months or Longer, Net Unrealized Losses	(163,109)
Total	73,101,810
Total, Net Unrealized Losses	(544,264)
Tyme Technologies, Inc. and Subsidiaries [Member] | Municipal Debt Securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Fair Value	34,416,936
Less than 12 months, Net Unrealized Losses	(153,855)
12 months or Longer, Fair Value	2,787,656
12 months or Longer, Net Unrealized Losses	(47,275)
Total	37,204,592
Total, Net Unrealized Losses	(201,130)
Tyme Technologies, Inc. and Subsidiaries [Member] | Corporate Debt Securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Fair Value	26,195,025
Less than 12 months, Net Unrealized Losses	(227,300)
12 months or Longer, Fair Value	6,293,015
12 months or Longer, Net Unrealized Losses	(115,834)
Total	32,488,040
Total, Net Unrealized Losses	(343,134)
Tyme Technologies, Inc. and Subsidiaries [Member] | Money Market Funds
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Fair Value	3,409,178
Total	$ 3,409,178